Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRUST FOR CREDIT UNIONS
Prospectus Date	rr_ProspectusDate	Dec. 29, 2016
Supplement [Text Block]	tfcu_SupplementTextBlock

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

SHORT DURATION PORTFOLIO

TCU SHARES

INVESTOR SHARES

SUPPLEMENT DATED OCTOBER 30, 2017

TO PROSPECTUSES DATED DECEMBER 29, 2016,

AS SUPPLEMENTED TO DATE

1.	The following replaces the information in the second paragraph under “Ultra-Short Duration Government Portfolio – Summary Section – Principal Investment Strategies” in the Prospectuses:

Investments:	The Portfolio invests exclusively in:
◾	Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and related custodial receipts
◾	Repurchase agreements secured with obligations authorized by the Federal Credit Union Act
◾	U.S. dollar denominated bank notes issued or guaranteed by banks with total assets exceeding $1 billion with weighted average maturities of less than 5 years, but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder.

2.	The following replaces the information in the third paragraph under “Short Duration Portfolio – Summary Section – Principal Investment Strategies” in the Prospectuses:

The Portfolio may also invest in:
◾	Other U.S. Government Securities and related custodial receipts
◾	Repurchase agreements secured with obligations authorized by the Federal Credit Union Act
◾	U.S. dollar denominated bank notes issued or guaranteed by banks with total assets exceeding $1 billion with weighted average maturities of less than 5 years, but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder.

Ultra-Short Duration Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tfcu_SupplementTextBlock

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

TCU SHARES

INVESTOR SHARES

SUPPLEMENT DATED OCTOBER 30, 2017

TO PROSPECTUSES DATED DECEMBER 29, 2016,

AS SUPPLEMENTED TO DATE

1.	The following replaces the information in the second paragraph under “Ultra-Short Duration Government Portfolio – Summary Section – Principal Investment Strategies” in the Prospectuses:

Investments:	The Portfolio invests exclusively in:
◾	Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and related custodial receipts
◾	Repurchase agreements secured with obligations authorized by the Federal Credit Union Act
◾	U.S. dollar denominated bank notes issued or guaranteed by banks with total assets exceeding $1 billion with weighted average maturities of less than 5 years, but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder.

Short Duration Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tfcu_SupplementTextBlock

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

TCU SHARES

INVESTOR SHARES

SUPPLEMENT DATED OCTOBER 30, 2017

TO PROSPECTUSES DATED DECEMBER 29, 2016,

AS SUPPLEMENTED TO DATE

2.	The following replaces the information in the third paragraph under “Short Duration Portfolio – Summary Section – Principal Investment Strategies” in the Prospectuses:

The Portfolio may also invest in:
◾	Other U.S. Government Securities and related custodial receipts
◾	Repurchase agreements secured with obligations authorized by the Federal Credit Union Act
◾	U.S. dollar denominated bank notes issued or guaranteed by banks with total assets exceeding $1 billion with weighted average maturities of less than 5 years, but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder.